17. Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	R$ 35,930,100	R$ 33,162,377
Current assets	6,677,846	5,701,834
Noncurrent assets	29,252,254	27,460,543
LIABILITIES		33,162,377
Current liabilities	6,695,114	6,109,914
Noncurrent liabilities	12,898,772	11,541,960
Equity	16,336,214	15,510,503	R$ 14,978,142	R$ 14,480,492
STATEMENT OF INCOME
Net operating revenues	14,934,780	14,024,573	13,101,753
Operating costs and expenses	(11,501,688)	(10,665,890)	(10,234,115)
Financial results	(438,050)	(748,440)	(594,656)
Equity in earnings of investees	135,888	101,739	166,411
Income tax and social contribution	511,993	274,686	519,690
Net income (loss)	1,444,004	1,118,255	874,472
Total comprehensive income	1,405,644	1,086,917	817,271
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	1,770,971	989,206	1,476,818
Cash flows from investment activities	(2,149,153)	(1,581,173)	(2,511,075)
Cash flows from financing activities	1,286,516	649,969	535,603
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	908,334	58,002	(498,654)
Cash and cash equivalents at the beginning of the period	1,040,075	982,073	1,480,727
Cash and cash equivalents at the end of the period	1,948,409	1,040,075	982,073
CHANGE IN CASH AND CASH EQUIVALENTS	908,334	58,002	(498,654)
Compagas
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	675,286	632,910	526,477
Current assets	204,725	151,966	135,292
Noncurrent assets	470,561	480,944	391,185
LIABILITIES	675,286	632,910	526,477
Current liabilities	133,769	147,743	180,133
Noncurrent liabilities	106,900	87,409	46,716
Equity	434,617	397,758	299,628
STATEMENT OF INCOME
Net operating revenues	588,532	515,563	542,822
Operating costs and expenses	(515,594)	(309,213)	(534,817)
Financial results	(2,411)	(25,612)	(1,422)
Equity in earnings of investees	0	0	0
Income tax and social contribution	(10,909)	(66,785)	(1,632)
Net income (loss)	59,618	113,953	4,951
Other comprehensive income	187	(251)	132
Total comprehensive income	59,805	113,702	5,083
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	66,017	83,661	32,714
Cash flows from investment activities	(15,961)	(14,268)	(25,975)
Cash flows from financing activities	(43,980)	(20,623)	(751)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	6,076	48,770	5,988
Cash and cash equivalents at the beginning of the period	84,079	35,309	29,321
Cash and cash equivalents at the end of the period	90,155	84,079	35,309
CHANGE IN CASH AND CASH EQUIVALENTS	6,076	48,770	5,988
Elejor
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	652,175	675,450	708,688
Current assets	80,990	77,216	76,231
Noncurrent assets	571,185	598,234	632,457
LIABILITIES	652,175	675,450	708,688
Current liabilities	124,880	164,574	142,222
Noncurrent liabilities	473,318	449,149	486,765
Equity	53,977	61,727	79,701
STATEMENT OF INCOME
Net operating revenues	293,942	291,597	263,686
Operating costs and expenses	(89,931)	(93,230)	(96,321)
Financial results	(89,301)	(54,254)	(93,717)
Equity in earnings of investees	0	0	0
Income tax and social contribution	(38,379)	(47,893)	(24,525)
Net income (loss)	76,331	96,220	49,123
Other comprehensive income	0	0	0
Total comprehensive income	76,331	96,220	49,123
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	127,108	143,911	104,136
Cash flows from investment activities	(2,659)	(1,461)	(1,465)
Cash flows from financing activities	(119,468)	(143,028)	(105,843)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	4,981	(578)	(3,172)
Cash and cash equivalents at the beginning of the period	37,905	38,483	41,655
Cash and cash equivalents at the end of the period	42,886	37,905	38,483
CHANGE IN CASH AND CASH EQUIVALENTS	4,981	(578)	(3,172)
UEG Araucária
DisclosureOfSummarizedFinancialInformationSubsidiariesWithNoncontrollingInterestLineItems [Line Items]
ASSETS	436,137	507,060	529,251
Current assets	33,573	99,101	162,814
Noncurrent assets	402,564	407,959	366,437
LIABILITIES	436,137	507,060	529,251
Current liabilities	42,185	38,386	62,253
Noncurrent liabilities	23,290	22,470	20,422
Equity	370,662	446,204	446,576
STATEMENT OF INCOME
Net operating revenues	524	129,084	57,432
Operating costs and expenses	(94,970)	(121,883)	(259,324)
Financial results	2,275	5,302	18,499
Equity in earnings of investees	0	(5,777)	(55,284)
Income tax and social contribution	16,316	(7,098)	46,358
Net income (loss)	(75,855)	(372)	(192,319)
Other comprehensive income	0	0	0
Total comprehensive income	(75,855)	(372)	(192,319)
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	(19,379)	(86,840)	65,203
Cash flows from investment activities	(10,369)	118,460	21,587
Cash flows from financing activities	0	0	(200,000)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(29,748)	31,620	(113,210)
Cash and cash equivalents at the beginning of the period	51,264	19,644	132,854
Cash and cash equivalents at the end of the period	21,516	51,264	19,644
CHANGE IN CASH AND CASH EQUIVALENTS	R$ (29,748)	R$ 31,620	R$ (113,210)